Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Rule One Fund - Founders Class Shares
Shareholder Report [Line Items]
Fund Name	Rule One Fund
Class Name	Founders Class Shares
Trading Symbol	RULRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rule One Fund - Founders Class Shares for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ruleonefund.com. You can also request this information by contacting us at (833) 785‑3663.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 785‑3663
Additional Information Website	https://www.ruleonefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rule One Fund - Founders Class	$255	2.35%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Rule One Fund – Founders Class Shares (the “Fund”) returned 16.42% after fees for the period of January 1, 2024, to December 31, 2024, compared to 14.99% for the Dow Jones Industrial Average Total Return Index and 25.02% for the S&P 500® Index. We invest primarily in equities that we believe are underpriced relative to their long-term intrinsic value, and we typically hold these companies for an extended period. In addition, we had a substantial amount of the Fund in highly liquid short-term treasury bills, which earned a modest return instead of leaving it in cash. We then sold short-duration options against this T-bill position, increasing the return on our cash equivalent position and adding capital to buy wonderful businesses when they go on sale. The Fund purchased cash settled market hedges to seek downside protection.

What Factors Influenced Performance?

Our focused equity portfolio had ten long positions in 2024, with 40% of the fund in three equities that all delivered significant performance: Netflix, Alphabet, and Sprouts Farmers Market. By focusing on a select group of high-conviction names rather than widely diversifying, we captured meaningful returns for our shareholders.

Additionally, we held an average of $70.6 million in short-term Treasury bills, earning $3.5 million, a 5.0% return. We then sold short-duration options using these T-bills as collateral, with an average monthly obligation of $40.7 million, yielding $5.8 million, a 14.3% return. These two activities contributed an additional $9.3 million, which we can deploy in seeking to acquire high-quality businesses at attractive prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	Since Inception
Rule One Fund - Founders Class	16.42%	10.18%	9.17%
Dow Jones Industrial Average Total Return Index	14.99%	10.55%	12.45%
S&P 500® Index	25.02%	14.53%	16.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 218,380,624
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 3,321,776
Investment Company, Portfolio Turnover	70.54%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$218,380,624
Number of Holdings	29
Net Advisory Fee Paid	$3,321,776
Portfolio Turnover Rate	70.54%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Common Stocks	52.88%
Money Market Fund	41.30%
Options Purchased	6.32%
Exchange Traded Fund	1.55%
Options Written	-3.17%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Investment Objective and Principal Investments Strategies and Risks

On May 1, 2024, the Fund's investment objective changed from long-term total return to long-term capital appreciation with less volatility than the broad equity market. The Fund's principal investment strategies also changed on May 1, 2024. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings 'Principal Investment Strategies' and 'Principal Risks', respectively.

Material Fund Change Objectives [Text Block]	On May 1, 2024, the Fund's investment objective changed from long-term total return to long-term capital appreciation with less volatility than the broad equity market.
Material Fund Change Strategies [Text Block]	The Fund's principal investment strategies also changed on May 1, 2024. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings 'Principal Investment Strategies' and 'Principal Risks', respectively.